Document And Entity Information	Nov. 06, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On November 6, 2023 Armstrong World Industries, Inc. (the "Company") issued a press release announcing that its senior management will be hosting investor meetings as part of the Baird Global Industrial Conference on November 7, 2023. In connection with this event, the Company furnished an Investor Presentation on a Current Report on Form 8-K (the "Original Report"). The Company is filing this Amendment No. 1 to Current Report on Form 8-K/A (this "Amended Report") solely to furnish a copy of: (i) a corrected press release correcting a typographical error in the title of Exhibit 99.1. Except as identified above, no other information in the press release or the Investor Presentation furnished with the Original Report has been updated.
Document Period End Date	Nov. 06, 2023
Entity Registrant Name	ARMSTRONG WORLD INDUSTRIES, INC.
Entity Central Index Key	0000007431
Entity Emerging Growth Company	false
Securities Act File Number	1-2116
Entity Tax Identification Number	23-0366390
Entity Address, Address Line One	2500 Columbia Avenue P.O. Box 3001
Entity Address, City or Town	Lancaster
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17603
City Area Code	717
Local Phone Number	397-0611
Entity Incorporation, State or Country Code	PA
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	AWI
Security Exchange Name	NYSE